Organization and Principal Activities - Additional Information (Detail)	12 Months Ended					1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2012 Acorn International Entity Shareholder	Dec. 31, 2011 Acorn Hong Kong USD ($)	Dec. 31, 2011 Acorn Hong Kong HKD	Dec. 31, 2011 Acorn Hong Kong USD ($)	Jan. 31, 2010 Shanghai An-Nai-Chi USD ($)	Dec. 31, 2009 Shanghai An-Nai-Chi	Dec. 31, 2012 Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") USD ($)	Dec. 31, 2012 Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") CNY	Dec. 31, 2012 Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") Maximum USD ($)	Dec. 31, 2012 Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") Maximum CNY
Organization and Principal Activities [Line Items]
Date of incorporation					Dec. 20, 2005						Aug. 27, 2004	Aug. 27, 2004
Cash injection to one of Group's subsidiary									$ 1,500,000
Percentage of ownership interest										51.00%
Equity method percentage of ownership interest									33.20%
Percentage of ownership interest sold						51.00%	51.00%	51.00%
Proceeds from disposal of equity interest in consolidated subsidiary						800,000	6,100,000
Gain from sale of Acorn Hong Kong	55,379							55,379
Number of VIEs which hold direct sales licenses					2
Variable interest entity, ownership percentage					100.00%
Number of shareholders					2
Approximate interest-free loans to the shareholders of the VIEs											25,900,000	162,500,000
Approximate additional interest-free loans to the shareholders of the VIEs													$ 4,800,000	30,400,000
Percentage of total common shares issued and outstanding					12.20%
Percentage contribution of VIEs, consolidated net revenues		78.50%	80.10%	66.80%
Percentage contribution of VIEs, total assets		12.50%	14.80%
Percentage contribution of VIEs, total liabilities		25.50%	23.10%